Regulatory Capital (Details Narrative)	Oct. 31, 2022	Nov. 22, 2019	Sep. 23, 2018	Jan. 01, 2016
Disclosure Of Regulatory Capital [Line Items]
Domestic Stability Buffer			2.50%
Target Total Loss Absorbing Capacity			24.00%
Target Total Loss Absorbing Capacity Leverage Ratio			6.75%
Basel III [member]
Disclosure Of Regulatory Capital [Line Items]
Common equity capital surcharge	1.00%			1.00%
Target common equity tier 1 capital ratio	8.00%			8.00%
Target tier 1 capital ratio	9.50%			9.50%
Target total capital ratio	11.50%			11.50%
Domestic Stability Buffer	2.50%
D-SIB surcharge percentage	1.00%	1.00%
G-SIB surcharge percentage	1.00%	1.00%
Basel III [member] | Regulatory Target Ratios [Member]
Disclosure Of Regulatory Capital [Line Items]
Total Capital Target Ratio	14.00%
Basel III [member] | CET 1 [Member] | Regulatory Target Ratios [Member]
Disclosure Of Regulatory Capital [Line Items]
CET1 Target Ratio	10.50%
Basel III [member] | Tier 1 [Member] | Regulatory Target Ratios [Member]
Disclosure Of Regulatory Capital [Line Items]
Tier1 Target Ratio	12.00%